RECLAMATION AND REMEDIATION - Expense (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclamation and remediation
Reclamation accretion		$ 173	$ 125
Remediation accretion		6	6
Reclamation and remediation expense	[1]	6,468	5,435	$ 5,014
Reclamation and remediation
Reclamation and remediation
Reclamation adjustments and other		646	1,633	180
Reclamation accretion		173	125	134
Reclamation expense		819	1,758	314
Remediation adjustments and other		96	82	46
Remediation accretion		6	6	6
Remediation expense		102	88	52
Reclamation and remediation expense		$ 921	$ 1,846	$ 366

[1]	Excludes Depreciation and amortization and Reclamation and remediation.